Business Segments Operating Income (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Operating income	$ 478	$ 362	$ 385	$ 406	$ 279	$ 259	$ 332	$ 324	$ 217	$ 790	$ 685	$ 1,432	$ 1,132	$ 868
Amortization of Acquisition Costs	7			7						14	14	27	17	16
Other revenues, less other expenses	11			10						17	19	47	49	16
Net reimbursement revenue and expense	22			3						(12)	(18)	(85)	(172)	(12)
Depreciation and amortization	86			79						170	161		336	353
Depreciation, Depletion and Amortization												325	336	353
General and Administrative Expense	113			115						220	219	443	439	409
Gain (Loss) on Disposition of Assets												0	0	8
Interest Expense	101			95						199	178	371	351	334
Foreign Currency Transaction Gain (Loss), before Tax	(3)			(12)						(3)	(1)	(11)	3	(16)
Gain (Loss) on Extinguishment of Debt												0	(60)	0
Other non-operating income, net	(12)			(1)						(8)	13	28	29	22
Income from continuing operations before income taxes	362			298						580	519	1,078	753	540
Management and franchise
Segment Reporting Information [Line Items]
Operating income	609			565						1,141	1,043	2,157	1,927	1,521
Ownership [Member]
Segment Reporting Information [Line Items]
Operating income	42			29						48	35	108	120	113
Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating income	$ 651			$ 594						$ 1,189	$ 1,078	$ 2,265	$ 2,047	$ 1,634